Segment information (Details 3)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A
Customers accounting for more than 5% of the Group's revenue	15	9	19
Customer B
Customers accounting for more than 5% of the Group's revenue	0	8	0
Customer C
Customers accounting for more than 5% of the Group's revenue	0	6	10
Customer D
Customers accounting for more than 5% of the Group's revenue	0	0	5